INCOME TAXES - 10-K - Deferred Tax Assets and Liabilities (Details) - Private GRI - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Net operating loss (NOL) carryforwards	$ 3,505	$ 2,879
Stock-based compensation	188	188
Accrued compensation	10	42
Operating lease liabilities	21	34
Operating lease right-of-use assets	(20)	(34)
Capitalized research and experimental expenditures	68	0
Depreciation and amortization	7
Depreciation and amortization		(2)
State income taxes	(235)	(193)
Valuation allowance	(3,544)	(2,914)
Net deferred tax asset	$ 0	$ 0